ASSET RETIREMENT OBLIGATIONS - Inputs Used in Calculation of Asset Retirement Obligations (Details)	Sep. 30, 2024 Y	Dec. 31, 2023 Y	Dec. 31, 2022 Y
Minimum
ASSET RETIREMENT OBLIGATIONS
Asset retirement obligations, measurement input	9.25	11	11
Maximum
ASSET RETIREMENT OBLIGATIONS
Asset retirement obligations, measurement input	49.25	50	100
Inflation rate
ASSET RETIREMENT OBLIGATIONS
Asset retirement obligations, measurement input	0.03087	0.03087	0.02239
Discount factor
ASSET RETIREMENT OBLIGATIONS
Asset retirement obligations, measurement input	10	0.10	0.10